CAPITAL MANAGEMENT AND FINANCIAL RISK (Details 5) - CAD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Financial Assets:
Cash and equivalents	$ 8,190	$ 23,207	$ 3,636
Trade and other receivables	4,023	4,072	4,791
Investments	12,104	2,255	45,166
Restricted cash and equivalents	11,994	12,255	$ 12,184
Financial Assets	36,311	41,789
Financial Liabilities:
Accounts payable and accrued liabilities	7,930	5,554
Debt obligations	1,002	0
Financial Liabilities	8,932	5,554
Debt instruments
Financial Assets:
Investments	0	0
Equity instruments (shares)
Financial Assets:
Investments	11,971	2,007
Equity instruments (warrants)
Financial Assets:
Investments	133	248
Elliot Lake reclamation trust fund
Financial Assets:
Restricted cash and equivalents	2,859	3,120
Credit facility pledged assets
Financial Assets:
Restricted cash and equivalents	9,000	9,000
Reclamation letter of credit collateral
Financial Assets:
Restricted cash and equivalents	$ 135	$ 135